Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Opening balance	R$ 1,256	R$ 86
Acquisition	4,127
Equity pickup	(150)	1,102
Effect from conversion	509	19
Capital increase (reduction)		49
Ending balance	5,742	1,256
Cresca [Member]
Statement Line Items [Line Items]
Opening balance	1,256	86
Acquisition
Equity pickup	(150)	1,102
Effect from conversion	509	19
Capital increase (reduction)		49
Ending balance	1,615	1,256
Agrofy [Member]
Statement Line Items [Line Items]
Opening balance
Acquisition	4,127
Equity pickup
Effect from conversion
Ending balance	R$ 4,127